Prepayments, Deposits and Other Assets, Net - Schedule of Prepayments, Deposits and Other Assets, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments, Deposits and Other Assets, Net [Abstract]
Security deposits	[1]	$ 257,453	$ 631,211
Advances to suppliers		1,651,758	1,659,609
Advances to employees		71,666	129,971
Prepaid expense		34,837	529,751
Prepaid VAT tax		393,404
Antique art pieces	[2]	26,814,960	36,970,600
Others			19,286
Total		29,224,078	39,940,428
Less: Long term portion		(27,019,546)	(37,689,697)
Allowance for credit losses - advances to suppliers		(1,530,602)	(548,248)	$ (281,694)	$ (364,973)
Prepayments, deposits and other assets – current portion		$ 673,930	$ 1,702,483

[1]	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.
[2]	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin (details refer to Note 3). On August 1, 2025, the Group settled 6 antique art pieces as a purchase consideration to acquire Creation Intelligent (details refer to Note 3). The Group engaged an independent valuation firm to perform the valuation for the rest antique art pieces, the fair value was $26,814,960 as of December 31, 2025.